ORGANIZATION AND DESCRIPTION OF THE COMPANY	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
ORGANIZATION AND DESCRIPTION OF THE COMPANY	ORGANIZATION AND DESCRIPTION OF THE COMPANY
Brookfield Business Corporation together with its subsidiaries (collectively, “the company”) is an owner and operator of services and industrials operations on a global basis (the “businesses”). The company was formed as a corporation established under the Business Corporations Act (British Columbia) on June 21, 2021 and is a subsidiary of Brookfield Business Partners L.P. (NYSE: BBU; TSX: BBU.UN) (the “partnership”, or collectively with its subsidiaries, excluding the company, “Brookfield Business Partners”). Brookfield Business Partners, the company and respective subsidiaries, are referred to collectively as the “group”. Brookfield Corporation (“Brookfield Corporation” or together with its controlled subsidiaries, excluding the group, “Brookfield”) is the ultimate parent of the company and the group. “Brookfield Holders” refers to Brookfield, Brookfield Wealth Solutions Ltd. (“Brookfield Wealth Solutions”) and their related parties. Brookfield Business Partners holds all the issued and outstanding class B shares and class C shares of the company as at December 31, 2025. The registered head office of the company is 250 Vesey Street, New York, NY 10281, United States. The class A exchangeable subordinate voting shares (each, an “exchangeable share”) of the company are listed on the New York Stock Exchange (“NYSE”) and the Toronto Stock Exchange (“TSX”) under the symbol “BBUC” and will be delisted shortly after completion of an arrangement agreement (the “Arrangement”). Refer to Note 29 for further details. The exchangeable shares were structured with the intention of being economically equivalent to the non-voting limited partnership units (“LP Units”) of the partnership. Given the economic equivalence, the market price of the exchangeable shares was significantly impacted by the market price of the LP Units and the combined business performance of the company and Brookfield Business Partners as a whole.